Fees Summary	May 20, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 641,000.00
Previously Paid Amount	0.00
Total Fee Amount	88.52
Total Offset Amount	0.00
Net Fee	88.52
Narrative - Max Aggregate Offering Price	$ 641,000.00
Final Prospectus	true